FAIR VALUE OPTION Q - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Realized and unrealized losses for digital assets	$ 6,000,000	$ 0	$ 2,800,000	$ 0